Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2026	2025
Accrued payroll and employee benefits (1)	$1,068,163	$1,206,543
Construction payable (2)	271,856	-
Others (3)	132,122	138,667
Total	$1,472,141	$1,345,210

(1)	Accrued payroll and employee benefits mainly include employee salary accrued for current month and is to be paid in the following month, plus accrued employee social security insurance and housing fund in accordance with PRC labor laws.

(2)	Construction payable represents payables due to the contractor for construction of the Group’s manufacturing plant in Serbia.

(3)	Others mainly include rental fees payable, utilities fees payable, other professional fees payable, as well as miscellaneous expenses to support the Company’s daily operations.